Stock-Based Compensation (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jan. 02, 2024 shares	Mar. 31, 2023 $ / shares	Mar. 31, 2024 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jul. 31, 2021 shares	Sep. 29, 2021 $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2019 $ / shares shares	Oct. 09, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance				213,911				204,797
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				2,822,228
Share-Based Payment Arrangement, Noncash Expense | $				$ 4,244	$ 4,460
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period											1,438,720
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period										408,096	931,874
Non Employee Director [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan	8,311		6,465
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	4,884
CEO [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan			51,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period			155,250
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Second Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares												$ 8.00
Stock Price Threshold Date												January 2020
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Third Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares												$ 11.00
Stock Price Threshold Date												January 2021
2019 Plan [Member] | Management [Member] | Incentive Stock [Member] | Fourth Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares												$ 14.00
Stock Price Threshold Date												March 2021
2019 Plan [Member] | Common Class A [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan												1,421,000
2019 Plan [Member] | Common Class A [Member] | Executive Officers [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan												1,359,375
2019 Plan [Member] | Common Class A [Member] | Two Other Employees [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period												61,625
2019 Plan [Member] | Common Class A [Member] | Member Of Senior Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period						17,720
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan							25,000						1,669,533
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of tranches												4
New 2021 Plan [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan							1,500,000
Number of tranches							3
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period								535,912	399,727	218,366	55,175
New 2021 Plan [Member] | Incentive Stock [Member] | First Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Commenced date							Oct. 01, 2021
New 2021 Plan [Member] | Incentive Stock [Member] | Second And Third Tranches [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt Instrument, Convertible, Latest Date							Sep. 30, 2025
New 2021 Plan [Member] | Management [Member] | Incentive Stock [Member] | Second Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares							$ 27.00
New 2021 Plan [Member] | Management [Member] | Incentive Stock [Member] | Third Tranche [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price | $ / shares		$ 21.00					$ 30.00
Number of consecutive trading days		60 days
New 2021 Plan [Member] | Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan							105,000
New 2021 Plan [Member] | Each Non Executive Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan							15,000
New 2021 Plan [Member] | Common Class A [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan										3,028,972
Common Stock, Capital Shares Reserved for Future Issuance										383,528
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period							1,600,000
New 2021 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation, Grants in Period							3,412,500
New 2021 Plan [Member] | Common Class A [Member] | Two Directors [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Forfeitures										28,528
New 2021 Plan [Member] | Common Class A [Member] | One New Director [Member] | Incentive Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares approved under Equity Incentive Plan										13,780
Amendment Stock Based Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense | $					$ 345